DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Narrative (Details)				9 Months Ended	12 Months Ended
	Dec. 11, 2023 USD ($)	May 17, 2023 item	Dec. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jan. 31, 2024 $ / shares	Jan. 03, 2024 USD ($)	Dec. 08, 2023 USD ($)	Dec. 01, 2023 shares	Nov. 30, 2023 $ / shares	Nov. 06, 2023 USD ($)	Oct. 31, 2023 $ / shares	Aug. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Jul. 26, 2023 USD ($)	Jun. 30, 2023 $ / shares	Jun. 02, 2023 USD ($)	May 31, 2023 $ / shares shares	May 03, 2023 $ / shares shares	Apr. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Mar. 27, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Aug. 16, 2022
Description of organization and business operations
Purchase price, per unit | $ / shares							$ 3.5				$ 3.5		$ 3.5	$ 3.5	$ 3.5		$ 3.5		$ 3.5		$ 3.5	$ 3.5
Common Stock, Shares, Outstanding (in shares) | shares				6,208,935	6,205,506																			0
Operating bank account				$ 409,250	$ 120,010																			$ 405
Roth CH Acquisition V Co.
Description of organization and business operations
Business combination				1	1
Gross proceeds						$ 115,000,000
Private placement units (in shares) | shares				5,980,750	5,980,750
Transaction costs				$ 1,625,220	$ 1,625,220
Underwriting fees				1,150,000	1,150,000
Offering costs				$ 475,220	$ 475,220
Assets held in the Trust Account (in percentage)				80	80
Voting securities				50	50
Net tangible assets				$ 5,000,001	$ 5,000,001
Obligation to redeem of public shares				100.00%	100.00%
Number of shares exercised to redeem | shares				8,989,488	8,989,488
Aggregate price | $ / shares				$ 10.36	$ 10.36
Aggregate redemption amount				$ 93,010,772	$ 93,010,772
Balance in trust account				$ 17,928,070	16,978,160													$ 27,077,077						118,377,460
Due to non-redeeming shareholders					$ 480,000																			0
Extension deposit amount	$ 45,000
Public per shares | $ / shares				$ 0.03	$ 0.03
Extension amount deposited into trust account				$ 450,000
Exercised right to redeem | shares				927,715	927,715					927,715									8,989,488
Redemption price per share | $ / shares				$ 10.66	$ 10.66
Redemption amount				$ 9,889,573	$ 9,889,573
Trust account									$ 16,872,840
Operating bank account				6,620	200,059			$ 5,000,000																$ 687,471
Working capital deficit				4,412,489	2,425,974
Proceeds from promissory note - related party					416,841
Outstanding promissory notes				1,287,944	416,841
Excise tax																									1.00%
Estimated potential excise tax liability				$ 1,029,003	$ 1,029,003
Percentage of excise tax liability calculated					1.00%
Percentage of excise tax liability calculated				1.00%
Percentage of interest on additional interest and penalty on exercise tax liability				10.00%
Percentage of excise tax payable				5.00%
Penalty percentage of the total liability				25.00%
Roth CH Acquisition V Co. | March Unsecured Promissory Note
Description of organization and business operations
Outstanding promissory notes				$ 537,944
Roth CH Acquisition V Co. | July Unsecured Promissory Note
Description of organization and business operations
Outstanding promissory notes				750,000
Roth CH Acquisition V Co. | Extension amendment
Description of organization and business operations
Number of times up to which the business combination is consummated | item		6
Period of extension amendment allowed		1 month
Roth CH Acquisition V Co. | Non-Redemption Agreements [Member]
Description of organization and business operations
Common Stock, Shares, Outstanding (in shares) | shares																				2,000,000
Price Per Share Agreed To Non-Redeeming Shareholders By Initial Stockholders | $ / shares																				$ 0.04
Payments To Non-Redeemable Stockholders, In Relation To Extension Of Combination												$ 480,000
Roth CH Acquisition V Co. | Maximum | March Unsecured Promissory Note
Description of organization and business operations
Principal amount																							$ 600,000
Roth CH Acquisition V Co. | Maximum | July Unsecured Promissory Note
Description of organization and business operations
Principal amount																$ 750,000
Roth CH Acquisition V Co. | IPO
Description of organization and business operations
Number of units sold | shares			11,500,000
Purchase price, per unit | $ / shares			$ 10.15
Gross proceeds			$ 115,000,000
Net proceeds of the sale of units			$ 116,725,000
Extension deposit amount				$ 45,000	$ 45,000
Roth CH Acquisition V Co. | Over-Allotment Option
Description of organization and business operations
Number of units sold | shares			1,500,000
Purchase price, per unit | $ / shares			$ 10
Roth CH Acquisition V Co. | Private Placement | Private Units [Member]
Description of organization and business operations
Private placement units (in shares) | shares			461,500		461,500
Price per unit | $ / shares			$ 10		$ 10
Aggregate purchase price			$ 4,615,000		$ 4,615,000